Securities (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	January 31, 2025				October 31, 2024
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Debt issued or guaranteed by:
Canadian government
Federal	$17,728	$42	$(27)	$17,743	$13,165	$31	$(27)	$13,169
Provincial and municipal	9,169	30	(40)	9,159	7,563	27	(36)	7,554
U.S. federal, state, municipal and agencies	103,191	316	(1,577)	101,930	81,632	333	(1,699)	80,266
Other OECD government	15,765	11	(42)	15,734	10,199	6	(49)	10,156
Mortgage-backed securities	2,445	7	(9)	2,443	2,646	3	(15)	2,634
Asset-backed securities	11,302	34	(3)	11,333	9,343	17	(3)	9,357
Corporate debt and other debt	36,590	107	(42)	36,655	31,932	101	(51)	31,982
Equities	745	552	(6)	1,291	728	519	(5)	1,242
	$196,935	$1,099	$(1,746)	$196,288	$157,208	$1,037	$(1,885)	$156,360

(1)	Excludes $102,321 million of held-to-collect securities as at January 31, 2025 that are carried at amortized cost, net of allowance for credit losses (October 31, 2024 – $100,258 million).
(2)	Gross unrealized gains and losses includes $(38)
million

of allowance for credit losses on debt securities at FVOCI as at January 31, 2025 (October 31, 2024 – $(35) million) recognized in income and Other components of equity.

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	January 31, 2025				January 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$6	$–	$(41)	$(35)	$4	$–	$(37)	$(33)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	3	–	–	3
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(3)	–	(2)	(5)	(2)	–	(2)	(4)
Exchange rate and other	–	–	1	1	–	–	2	2
Balance at end of period	$4	$–	$(42)	$(38)	$4	$–	$(37)	$(33)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit-impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	January 31, 2025				January 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$8	$–	$14	$8	$15	$–	$23
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	3	–	–	3
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(1)	–	–	(1)	(2)	–	–	(2)
Exchange rate and other	–	–	–	–	–	(1)	–	(1)
Balance at end of period	$6	$8	$–	$14	$9	$14	$–	$23

Summary of Credit risk exposure on Investment Securities by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2024 Annual Report.

	As at
	January 31, 2025				October 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$194,062	–	–	$194,062	$154,100	$–	$–	$154,100
Non-investment grade	793	–	–	793	875	–	–	875
Impaired	–	–	142	142	–	–	143	143
	194,855	–	142	194,997	154,975	–	143	155,118
Items not subject to impairment (2)				1,291				1,242
				$196,288				$156,360
Securities at amortized cost
Investment grade	$101,251	–	$–	$101,251	$99,224	$–	$–	$99,224
Non-investment grade	901	183	–	1,084	856	192	–	1,048
	102,152	183	–	102,335	100,080	192	–	100,272
Allowance for credit losses	6	8	–	14	6	8	–	14
	$102,146	$175	$–	$102,321	$100,074	$184	$–	$100,258

(1)	Reflects $142 million of purchased credit - impaired securities (October 31, 2024 – $143 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.